CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - 12 months ended Dec. 31, 2015 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
CONSOLIDATED STATEMENTS OF CASH FLOWS
Proceeds from exercise of share options collected on behalf by agent and remitted	$ 1,230	¥ 7,969